GMACM Home Equity Loan Trust 2006-HE2
             GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE2

Cut-Off Period Date                                                  08/31/06
Determination Date                                                   09/18/06
Record Date                                                          08/22/06
Payment Date                                                         09/25/06
Actual Days in Accrual Period (30/360)                                     31
Accrual Period (30/360)                                                    30

Servicing Certificate
Beginning Pool Balance                                         627,105,737.55
Beginning PFA                                                            0.00
Ending Pool Balance                                            616,995,716.46
Ending PFA Balance                                                          -
Principal Collections                                           10,110,021.09
Principal Draws                                                             -
Net Principal Collections                                       10,110,021.09

Active Loan Count                                                      12,730

Net Interest Collections                                         3,950,182.30

Weighted Average Net Loan Rate                                       7.90120%
Weighted Average Net WAC Rate                                        7.77436%
Substitution Adjustment Amount                                           0.00

Excess Spread Cash                                                 685,132.91

                                                                    Beginning          Ending
Term Notes                                                           Balance           Balance       Factor     Principal
Class A-1                                                           353,633,629.29  342,838,475.29   0.9316263 0,795,154.00
Class A-2                                                            28,500,000.00   28,500,000.00   1.0000000         0.00
Class A-3                                                           145,000,000.00  145,000,000.00   1.0000000         0.00
Class A-4                                                            84,740,000.00   84,740,000.00   1.0000000         0.00

Certificates                                                            -                 -             -           -

CONTINUED...
                                                                                       Interest   Security
Term Notes                                                                Interest     Shortfalls    %        Coupon
Class A-1                                                               1,859,523.50      0.00     54.75%     6.3100%
Class A-2                                                                 146,775.00      0.00      4.55%     6.1800%
Class A-3                                                                 763,666.67      0.00     23.15%     6.3200%
Class A-4                                                                 456,960.45      0.00     13.53%     6.4710%

Certificates                                                               0.00     -         -           -


Beginning Overcollateralization Amount                               15,232,108.26
Overcollateralization Amount Increase (Decrease)                        685,132.91
Outstanding Overcollateralization Amount                             15,917,241.17
Target Overcollateralization Amount                                  24,320,000.00

Credit Enhancement Draw Amount                                                0.00
Unreimbursed Credit Enhancer Prior Draws                                      0.00


                                                                                       Number        Percent      Foreclosure
                                                                           Balance    of Loans     of Balance  Units       Dollars
Delinquent Loans (30 Days)*                                           1,017,917.64       30           0.16%      0             -
Delinquent Loans (60 Days)*                                           1,108,430.21       13           0.18%      0             -
Delinquent Loans (90 Days)*                                              96,492.04        3           0.02%      0             -
Delinquent Loans (120 Days)*                                                     -        0           0.00%      0             -
Delinquent Loans (150 Days)*                                                     -        0           0.00%      0             -
Delinquent Loans (180+ Days)*                                                    -        0           0.00%      0             -
REO                                                                              -        0           0.00%
Foreclosures                                                                     -        0           0.00%
Bankruptcies                                                            114,420.23        3           0.02%


CONTINUED...

                                                                            Bankruptcy          REO
                                                                         Units    Dollars      Units      Dollars
Delinquent Loans (30 Days)*                                                0              -      0                -
Delinquent Loans (60 Days)*                                                0              -      0                -
Delinquent Loans (90 Days)*                                                0              -      0                -
Delinquent Loans (120 Days)*                                               0              -      0                -
Delinquent Loans (150 Days)*                                               0              -      0                -
Delinquent Loans (180+ Days)*                                              0              -      0                -
REO
Foreclosures
Bankruptcies


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                                Liquidation To-Date
Beginning Cumulative Loss Amount                                              0.00
Current Month Loss Amount                                                     0.00
Current Month Recoveries                                                      0.00
                                                               --------------------
                                                               --------------------
Ending Cumulative Loss Amount                                                 0.00            0.00


                                                                Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                            0.00
Current Month Net Principal Recovery Amount                                   0.00
                                                               --------------------
                                                               --------------------
Ending Cumulative Net Principal Recovery Amount                               0.00

                                                                 Special Hazard         Fraud             Bankruptcy
Beginning Amount                                                              0.00            0.00        0.00
Current Month Loss Amount                                                     0.00            0.00        0.00
Ending Amount                                                                    -               -           -

Extraordinary Event Losses                                                    0.00
Excess Loss Amounts                                                           0.00

Current Month Repurchases Units                                                  0
Current Month Repurchases ($)                                                 0.00



Capitalized Interest Account
Beginning Balance                                                    24,238.44
Withdraw relating to Collection Period                               24,238.44
Interest Earned (Zero, Paid to Funding Account)                           0.00
                                                               ----------------
                                                               ----------------
Ending Capitalized Interest Account Balance as of Payment Date            0.00
Interest earned for Collection Period                                 2,089.15
Interest withdrawn related to prior Collection Period                 6,516.12

Prefunding Account
Beginning Balance                                                         0.00
Additional Purchases during Revolving Period                              0.00
Balance in Pre-Funding Account due to Noteholders                         0.00
Excess of Draws over Principal Collections                                0.00
                                                               ----------------
                                                               ----------------
Total Ending Balance as of Payment Date                                   0.00
Interest earned for Collection Period                                 1,834.95
Interest withdrawn related to prior Collection Period               538,702.96

Cash Flows Received
Principal Collections                                            10,110,021.09
Interest Collections                                              4,211,476.36
Servicer Advances                                                         0.00
Pre-Funding Account remaining balance withdrawn                           0.00
Capital Interest Account withdrawal                                  24,238.44
Reinvestment Income                                                   3,924.10
Substitution Adjustment Amount                                            0.00
Recovery Amounts                                                          0.00
                                                               ----------------
                                                               ----------------
Total Cash Flows Received                                        14,349,659.99

Cash Flows Distributed
Principal Distribution                                           10,795,154.00
Interest Distribution                                             3,226,925.62
Residual Amount - Certificates                                            0.00
Servicer Advances - Reimbursement                                         0.00
GMACM Service Fee                                                   261,294.06
GMACM Recovery Fee                                                        0.00
Credit Enhancer Fee - FGIC                                           66,286.31
                                                               ----------------
                                                               ----------------
Total Cash Flows Distributed                                     14,349,659.99

Net Cash Flows Remaining                                                  0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                            0.07%
Rolling 3 Month Delinquency Required Percentage                   4.00%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         2.00%

Servicing Termination Event                                        No

Rolling 3 Month Delinquency Percentage                            0.07%
Rolling 3 Month Delinquency Required Percentage                   4.00%

Aggregate Liquidation Percentage                                  0.00%
Aggregate Liquidation Required Percentage                         1.50%

Servicing Trigger Event                                            No

Step Down Date                                                     No

Step Up Date - Class A-4                                           No